Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

ITEM 16.K. CYBERSECURITY

At Sunlands, cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we currently do not engage third parties for such assessment. In addition, our cybersecurity team provides training to all key employees for product development regularly.

Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the audit committee of the board of directors. The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors. Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief executive officer who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chief executive officer has rich management experience, including cybersecurity management. Our vice president of product development, the leader of our cybersecurity team, as well as dedicated personnel, are experienced information system security professionals and information security managers with years of experience. Management, including the chief executive officer and our cybersecurity team, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect the Group’s business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risks Related to the Group’s Business—Privacy concerns could limit the Group’s ability to collect and leverage the Group’s user data and disclosure of user data could adversely impact the Group’s business and reputation.”

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the audit committee of the board of directors. The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The audit committee also reports material cybersecurity risks to our full board of directors.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee also reports material cybersecurity risks to our full board of directors.
Cybersecurity Risk Role of Management [Text Block]	Management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief executive officer who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chief executive officer has rich management experience, including cybersecurity management. Our vice president of product development, the leader of our cybersecurity team, as well as dedicated personnel, are experienced information system security professionals and information security managers with years of experience. Management, including the chief executive officer and our cybersecurity team, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect the Group’s business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risks Related to the Group’s Business—Privacy concerns could limit the Group’s ability to collect and leverage the Group’s user data and disclosure of user data could adversely impact the Group’s business and reputation.”

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our vice president of product development, the leader of our cybersecurity team, as well as dedicated personnel, are experienced information system security professionals and information security managers with years of experience.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our chief executive officer has rich management experience, including cybersecurity management. Our vice president of product development, the leader of our cybersecurity team, as well as dedicated personnel, are experienced information system security professionals and information security managers with years of experience.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Management, including the chief executive officer and our cybersecurity team, regularly update the audit committee on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true